Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of segment information

Segment results	Network Infrastructure(1)	Cloud and Network Services	Mobile Networks	Nokia Technologies	Group Common and Other	Eliminations and unallocated items(2)	Nokia Group
EURm
2025
Net sales to external customers	7 980	2 606	7 800	1 501	17	(15)	19 889
Net sales to other segments	6	—	6	—	—	(12)	—
Cost of sales	(4 700)	(1 307)	(4 914)	—	(21)	(288)	(11 230)
Research and development expenses	(1 536)	(567)	(2 076)	(309)	(126)	(241)	(4 855)
Selling, general and administrative expenses	(985)	(421)	(687)	(149)	(243)	(588)	(3 073)
Other operating income and expenses	15	27	91	16	—	5	154
Operating profit/(loss)	780	338	220	1 059	(373)	(1 139)	885
Share of results of associated companies and joint ventures	8	—	8	3	—	—	19
Financial income and expenses							11
Profit before tax							915
Other segment items
Depreciation and amortization	(206)	(64)	(346)	(40)	(18)	(445)	(1 119)
2024
Net sales to external customers	6 517	2 588	8 154	1 928	33	—	19 220
Net sales to other segments	1	1	4	—	1	(7)	—
Cost of sales	(3 781)	(1 432)	(4 939)	(2)	(29)	(173)	(10 356)
Research and development expenses	(1 207)	(550)	(2 160)	(250)	(131)	(214)	(4 512)
Selling, general and administrative expenses	(815)	(444)	(756)	(163)	(227)	(467)	(2 872)
Other operating income and expenses	46	43	149	1	4	247	490
Operating profit/(loss)	761	206	452	1 514	(349)	(614)	1 970
Share of results of associated companies and joint ventures	—	7	1	(1)	—	—	7
Financial income and expenses							114
Profit before tax							2 091
Other segment items
Depreciation and amortization	(167)	(67)	(377)	(32)	(16)	(314)	(973)
2023
Net sales to external customers	6 919	2 727	10 283	1 085	124	—	21 138
Net sales to other segments	(2)	1	6	—	6	(11)	—
Cost of sales	(4 007)	(1 546)	(6 762)	—	(136)	(141)	(12 592)
Research and development expenses	(1 212)	(572)	(2 016)	(224)	(119)	(134)	(4 277)
Selling, general and administrative expenses	(775)	(466)	(850)	(140)	(201)	(431)	(2 863)
Other operating income and expenses	93	50	122	13	8	41	327
Operating profit/(loss)	1 016	194	783	734	(318)	(676)	1 733
Share of results of associated companies and joint ventures	—	7	(30)	12	—	(28)	(39)
Financial income and expenses							(225)
Profit before tax							1 469
Other segment items
Depreciation and amortization	(171)	(74)	(373)	(39)	(14)	(341)	(1 012)
(1)In 2025, includes Optical Networks net sales of EUR 3 019 million (EUR 1 636 million in 2024 and EUR 1 942 million in 2023), IP Networks net sales of EUR 2 594 million (EUR 2 583 million in 2024 and EUR 2 606 million in 2023) and Fixed Networks net sales of EUR 2 373 million
(EUR 2 299 million in 2024 and EUR 2 369 million in 2023).
(2)For details of unallocated items, refer to the Reconciliation of total segment financial information to the Group financial information table in this note.
Reconciliation of total segment financial information to the Group financial information

EURm	Net sales	Cost of sales	Research and development expenses	Selling, general and administrative expenses	Other operating income and expenses	Operating profit
2025
Total segments(1)	19 916	(10 942)	(4 614)	(2 485)	149	2 024
Restructuring and associated charges	—	(148)	(137)	(191)	(2)	(478)
Amortization and depreciation of acquired intangible assets and property, plant and equipment	—	(5)	(81)	(358)	—	(444)
Release of acquisition-related fair value adjustments to deferred revenue and inventory	(15)	(73)	—	—	—	(88)
Provision for contractual claims	—	(66)	—	—	—	(66)
Other(2)	(12)	4	(23)	(39)	7	(63)
Total reconciling items	(27)	(288)	(241)	(588)	5	(1 139)
Total Group	19 889	(11 230)	(4 855)	(3 073)	154	885
2024
Total segments(1)	19 227	(10 183)	(4 298)	(2 405)	243	2 584
Restructuring and associated charges	—	(155)	(135)	(145)	(10)	(445)
Amortization of acquired intangible assets	—	—	(20)	(294)	—	(314)
Divestment of associates	—	—	—	—	190	190
Impairment and write-off of assets, net of reversals	—	(25)	(58)	(6)	—	(89)
Disposal of businesses	—	—	—	—	67	67
Other(2)	(7)	7	(1)	(22)	—	(23)
Total reconciling items	(7)	(173)	(214)	(467)	247	(614)
Total Group	19 220	(10 356)	(4 512)	(2 872)	490	1 970
2023
Total segments(1)	21 149	(12 451)	(4 143)	(2 432)	286	2 409
Restructuring and associated charges	—	(151)	(61)	(138)	(6)	(356)
Amortization of acquired intangible assets	—	—	(49)	(292)	—	(341)
Other(2)	(11)	10	(24)	(1)	47	21
Total reconciling items	(11)	(141)	(134)	(431)	41	(676)
Total Group	21 138	(12 592)	(4 277)	(2 863)	327	1 733
(1)Segments’ net sales and cost of sales include inter-segment net sales and cost of sales.
(2)Includes elimination of inter-segment net sales and cost of sales.

Schedule of net sales to external customers and non-current assets by country	Net sales to external customers by country

EURm	2025	2024	2023
Finland	1 615	2 060	1 192
United States	5 871	5 032	5 328
India	1 528	1 366	2 832
Great Britain	683	635	757
Other	10 192	10 127	11 029
Total	19 889	19 220	21 138
Net sales to external customers by country are based on the
location of the customer, except for Nokia Technologies IPR and licensing net sales which are allocated to Finland.
Non-current assets by country

EURm	2025	2024
Finland	1 658	1 476
United States	5 736	4 493
France	1 504	1 647
Other	987	1 042
Total	9 885	8 658